UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Report to Stockholders.

Semi-Annual report
September 30, 2014

Advised by NorthCoast Asset Management LLC

www.northcoastam.com
(800) 558-9105

table of contents

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Schedule of Investments	7

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Approval of Investment Advisory Agreement	26

Additional Information	30

Privacy Notice	31

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, LLC, Advisor
Semi-Annual Report, September, 2014

“Conviction is worthless unless it is converted into conduct.”

– Thomas Carlyle

After a relatively volatile quarter, equities (S&P 500® Index) ended Q3 with a 1.0% gain. A sell-off in July was quickly erased with an almost 4% run in August. September finished -1.5%, mostly on the angst of the global economic recovery and geopolitical tensions. Despite the headlines, both the S&P 500® Index and the MSCI All Country World Index (ACWI) remain positive at +7.8% YTD and +3.7% YTD, respectively. The ACWI for US investors has been stifled by a strengthening U.S. dollar in addition to some stumbling global economies such as Europe and Japan. Also during Q3, CAN SLIM® Select Growth Fund (the “Fund”) navigated these headwinds with its international stocks (American Depositary Receipts) which advanced in local currency but lost much of that gain once positions were valued in U.S. dollars.

Throughout the volatility and uncertainty, the Fund remained grounded in its bullish outlook and stayed invested as the four dimensions, from which we assess market outlook (Technical, Sentiment, Macroeconomic, and Valuation), continued to display positive signals as a whole.

The Fund entered Q2 (April 1) approximately 84% invested and reached an equity exposure high of 99% in mid-August as equities rallied. The Fund remained between 90%-100% invested through much of September and ended Q3 with an 88% investment level. The cash and equivalent allocation averaged 11.47% over the six-month period ending September 30, 2014. The cash position was a slight drag on overall performance as the Fund gained 2.01% versus an S&P 500® Index gain of 6.42% for the six month period ended September 30, 2014.

Across relative sector allocations versus the S&P 500® Index, the Fund was overweight in Financials, Industrials and Materials as our analysis

CAN SLIM® Select Growth Fund

provided additional conviction in those sectors.  With the over allocation to cash and cash equivalents throughout the period, the Fund was underweight across all other sectors.

Stock picking was especially strong in Health Care, Consumer Staples and Utilities as holdings in those sectors outperformed the respective sector as a whole. However, stock selection had a negative impact in Information Technology, Industrials and Financials. Roughly 2% of the Fund’s underperformance versus the S&P 500 in the time period can be attributed to stock selection.

Among our holdings, Tim Hortons (THI), United Therapeutics (UTHR), and Green Plains (GPRE) were the biggest positive contributors during the time period, each producing double-digit gains in the Fund. Inteliquent, Inc (IQNT), Web.com Group (WWWW), and Dril-Quip (DRQ) were the biggest drag on Fund performance.

As we head into the homestretch of the year, our attention now turns to Q3 earnings season with continued emphasis on central bank strategists in Europe and economic developments in Japan. Short-term volatility is inevitable and news headlines will create concern but the data continues to show an opportunity to make money in this environment. Our market stance moves to cautiously bullish, or opportunistic, and the Fund begins the 4th quarter 88% invested.

We continue to monitor our indicators each day and make necessary adjustments when warranted.

Thank you for your business.  It is a privilege to serve shareholders as Adviser to the Fund and we look forward to a bright future together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

CAN SLIM® Select Growth Fund

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and medium sized companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic, and currency risk and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI ACWI Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments in this report. Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

sector allocation
AT SEPTEMBER 30, 2014 (UNAUDITED)

*	Cash equivalents and liabilities in excess of other assets.

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/2014 – 9/30/2014).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/14	9/30/14	4/1/14 – 9/30/14*
Actual	$1,000.00	$1,020.10	$7.04

Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.10	$7.03

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value
COMMON STOCKS: 84.0%

Accommodation & Food Services: 1.9%
27,264	DineEquity, Inc.	$2,224,470

Administrative & Support Services: 1.8%
29,035	ManpowerGroup, Inc.	2,035,354

Air Transportation: 0.9%
28,912	Delta Air Lines, Inc.	1,045,169

Amusement, Gambling & Recreation: 0.9%
5,258	Wynn Resorts Ltd.	983,667

Beverage & Tobacco Products: 0.8%
9,346	PepsiCo, Inc.	870,019

Chemical Manufacturing: 9.8%
80,264	Ferro Corp.*	1,163,025
12,913	Gilead Sciences, Inc.*	1,374,589
30,992	Green Plains Renewable Energy, Inc.	1,158,791
10,057	International Flavors & Fragrances, Inc.	964,265
11,167	Johnson & Johnson	1,190,291
11,690	LyondellBasell Industries NV	1,270,235
19,522	Merck & Co., Inc.	1,157,264
29,799	NPS Pharmaceuticals, Inc.*	774,774
76,017	Pfizer, Inc.	2,247,823
		11,301,057
Computer & Electronic Products: 8.6%
12,329	Apple, Inc.	1,242,147
75,262	Marvell Technology Group Ltd.	1,014,532
30,637	Micron Technology, Inc.*	1,049,624
25,675	Perkinelmer, Inc.	1,119,430
26,177	Plexus Corp.*	966,717
30,111	QUALCOMM, Inc.	2,251,399
23,550	Texas Instruments, Inc.	1,123,099
8,436	Thermo Fisher Scientific, Inc.	1,026,661
		9,793,609

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 84.0% (Continued)

Credit Intermediation: 6.8%
24,794	American Express Co.	$2,170,467
47,812	Bank of America Corp.	815,195
40,056	Cathay General Bancorp	994,590
34,024	PrivateBancorp, Inc.	1,017,658
10,002	SVB Financial Group*	1,121,124
58,900	TCF Financial Corp.	914,717
3,582	Visa, Inc.	764,291
		7,798,042
Data Processing, Hosting &
Related Services: 0.8%
40,232	Juniper Networks, Inc.	891,139

Electrical Equipment, Appliance &
Component Manufacturing: 0.7%
13,561	Emerson Electric Co.	848,647

Entertainment: 1.9%
28,348	Viacom, Inc.	2,181,095

Fabricated Metal Product Manufacturing: 0.8%
8,394	Parker Hannifin Corp.	958,175

Food Manufacturing: 1.0%
12,652	Sanderson Farms, Inc.	1,112,743

Food Services: 0.9%
12,821	Domino’s Pizza, Inc.	986,704

General Merchandise Stores: 2.0%
29,870	Wal-Mart Stores, Inc.	2,284,159

Information Services: 2.0%
15,016	Facebook, Inc.*	1,186,865
1,857	Google, Inc. - Class A*	1,092,677
		2,279,542

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 84.0% (Continued)

Insurance: 5.8%
17,242	Assurant, Inc.	$1,108,661
41,988	Assured Guaranty Ltd.	930,454
36,578	The Hanover Insurance Group, Inc.	2,246,621
10,199	PartnerRe Ltd.	1,120,768
12,294	The Travelers Companies, Inc.	1,154,898
		6,561,402
Machinery Manufacturing: 4.1%
14,110	CIRCOR International, Inc.	950,026
9,956	Dril-Quip, Inc.*	890,067
19,690	The Scotts Miracle-Gro Co.	1,082,950
10,484	SPX Corp.	984,762
7,745	United Technologies Corp.	817,872
		4,725,677
Merchant Wholesalers: 1.9%
8,200	Acuity Brands, Inc.	965,222
21,040	Dollar Tree, Inc.*	1,179,713
		2,144,935
Oil & Gas Extraction: 7.2%
42,139	Basic Energy Services, Inc.*	913,995
6,323	Clayton Williams Energy, Inc.*	609,853
46,769	Encana Corp.	991,971
8,976	EOG Resources, Inc.	888,804
21,698	Exxon Mobil Corp.	2,040,697
40,331	PBF Energy, Inc.	967,944
10,169	SM Energy Co.	793,182
28,535	Suncor Energy, Inc.	1,031,540
		8,237,986
Petroleum & Coal Products Manufacturing: 5.0%
12,787	Chevron Corp.	1,525,745
26,451	ConocoPhillips	2,024,031
28,361	Marathon Oil Corp.	1,066,090

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 84.0% (Continued)

Petroleum & Coal Products
Manufacturing: 5.0% (Continued)
40,309	Statoil ASA - ADR	$1,094,792
		5,710,658
Professional, Scientific & Technical Services: 3.4%
12,490	Celgene Corp.*	1,183,802
51,152	Convergys Corp.	911,528
20,717	MAXIMUS, Inc.	831,373
14,474	Omnicom Group, Inc.	996,680
		3,923,383
Publishing Industries: 0.9%
26,310	Aspen Technology, Inc.*	992,413

Rail Transportation: 0.8%
8,650	Union Pacific Corp.	937,833

Securities & Financial Services: 3.0%
5,524	Affiliated Managers Group, Inc.*	1,106,789
50,941	E-Trade Financial Corp.*	1,150,757
32,571	SEI Investments Co.	1,177,768
		3,435,314
Telecommunications: 1.8%
68,490	Orange SA - ADR	1,009,543
31,964	TELUS Corp.	1,092,529
		2,102,072
Transportation Equipment Manufacturing: 3.7%
16,220	Harley-Davidson, Inc.	944,004
11,079	Huntington Ingalls Industries, Inc.	1,154,542
23,606	Wabco Holdings, Inc.*	2,146,966
		4,245,512

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 84.0% (Continued)

Utilities: 3.0%
11,507	EQT Corp.	$1,053,351
54,849	Korea Electric Power Corp. - ADR	1,230,811
30,354	Public Service Enterprise Group, Inc.	1,130,383
		3,414,545
Water Transportation: 1.1%
10,300	Kirby Corp.*	1,213,855

Wholesale Trade: 0.7%
17,436	Applied Industrial Technologies, Inc.	795,953

TOTAL COMMON STOCKS
(Cost $94,733,035)		96,035,129

REAL ESTATE INVESTMENT TRUSTS: 3.8%
33,300	Apartment Investment & Management Co.	1,059,606
38,951	Blackstone Mortgage Trust, Inc.	1,055,572
46,097	General Growth Properties, Inc.	1,085,584
97,830	Strategic Hotels & Resorts, Inc.*	1,139,720
		4,340,482
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,389,458)		4,340,482

EXCHANGE-TRADED FUNDS: 11.3%
152,898	iShares 1-3 Year Treasury Bond ETF	12,921,410

TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,921,633)		12,921,410

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENTS: 1.9%

Money Market Funds: 1.9%
2,180,939	Federated U.S. Treasury Cash Reserves
Fund - Institutional Shares, 0.000%**	$2,180,939

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,180,939)	2,180,939

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $114,225,065)	115,477,960
Liabilities in Excess of Other Assets: (1.0)%	(1,178,692)
TOTAL NET ASSETS: 100.0%	$114,299,268

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of assets and liabilities
AT SEPTEMBER 30, 2014 (UNAUDITED)

ASSETS
Investments in securities, at value
(Cost $114,225,065)	$115,477,960
Cash	2,783
Receivables:
Investment securities sold	988,761
Fund shares sold	572,844
Dividends and interest	93,103
Prepaid expenses	33,057
Total assets	117,168,508

LIABILITIES
Payables:
Investment securities purchased	2,532,058
Fund shares redeemed	95,140
Investment advisory fees, net	80,496
Transfer agent fees	20,117
Administration fees	15,902
Fund accounting fees	7,810
Trustee fees	1,831
Chief Compliance Officer fees	1,452
Custody fees	57
Other accrued expenses	114,377
Total liabilities	2,869,240

NET ASSETS	$114,299,268

COMPONENTS OF NET ASSETS
Paid-in capital	$101,916,176
Accumulated net investment loss	(126,804)
Undistributed net realized gain on investments	11,257,319
Net unrealized appreciation on investments	1,252,895
Net unrealized depreciation on foreign currency translation	(318)
Net assets	$114,299,268

COMPUTATION OF NET ASSET VALUE
Net assets	$114,299,268
Shares issued and outstanding (unlimited
number of shares authorized without par value)	8,031,504
Net asset value, offering and redemption price per share	$14.23

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $6,824)	$738,491
Interest	141
Total investment income	738,632

EXPENSES
Investment advisory fees	553,925
Distribution fees	138,481
Transfer agent fees	61,879
Administration fees	48,766
Fund accounting fees	22,429
Miscellaneous expense	13,994
Registration fees	13,371
Audit fees	10,513
Reports to shareholders	9,739
Chief Compliance Officer fees	4,452
Legal fees	3,802
Trustee fees	3,540
Custody fees	3,077
Insurance expense	1,416
Total expenses	889,384
Less: fees waived	(119,429)
Net expenses	769,955
Net investment loss	(31,323)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments
and foreign currency transactions	4,196,682
Change in net unrealized depreciation on investments
and foreign currency translations	(2,021,693)
Net realized and unrealized gain on investments
and foreign currency transactions	2,174,989
Net increase in net assets
resulting from operations	$2,143,666

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statements of changes in net assets

	Six Months Ended	Year Ended
	September 30, 2014	March 31,
	(Unaudited)	2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(31,323)	$(363,872)
Net realized gain on investments
and foreign currency transactions	4,196,682	18,394,539
Change in net unrealized depreciation
on investments and foreign
currency translations	(2,021,693)	(3,179,769)
Net increase in net assets
resulting from operations	2,143,666	14,850,898

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(8,488)
Net realized gain	—	(14,975,458)
Total distributions to shareholders	—	(14,983,946)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	7,509,696	33,418,516
Total increase in net assets	9,653,362	33,285,468

NET ASSETS
Beginning of period/year	104,645,906	71,360,438
End of period/year	$114,299,268	$104,645,906
Accumulated net investment loss	$(126,804)	$(95,481)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Shares sold	2,153,652	$30,470,780	4,387,229	$63,115,025
Shares issued in
reinvestment of
distributions	—	—	1,005,088	13,327,464
Shares
redeemed(2)	(1,624,966)	(22,961,084)	(2,991,820)	(43,023,973)
Net increase	528,686	$7,509,696	2,400,497	$33,418,516

(2)	Net of redemption fees of $3,455 and $24,217, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

financial highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014		2013	2012	2011	2010
Net asset value,
beginning of
period/year	$13.95		$13.99		$12.14	$12.59	$10.39	$8.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.01	)(1)	(0.06	)(1)	0.01	(0.12)	(0.10)	(0.10)
Net realized and
unrealized gain (loss)
on investments	0.29		2.57		1.84	(0.34)	2.31	1.89
Total from
investment operations	0.28		2.51		1.85	(0.46)	2.21	1.79

LESS DISTRIBUTIONS:
Net investment income	—		(0.00	)*	—	—	—	(0.01)
Realized gains	—		(2.55)		—	—	—	—
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.00	*	0.00 *	0.01	(0.01)	0.00 *
Net asset value,
end of period/year	$14.23		$13.95		$13.99	$12.14	$12.59	$10.39
Total return	2.01	%^	18.96%		15.24%	(3.57%)	21.17%	20.78%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$114.3		$104.6		$71.4	$57.1	$77.6	$43.3
Portfolio turnover rate	91	%^	269%		253%	332%	223%	225%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.61	%+	1.61%		1.72%	1.70%	1.78%	1.95%
After fees waived/recouped
and expenses absorbed	1.39	%+	1.58%		1.70%	1.70%	1.70%	1.70%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived/
recouped and
expenses absorbed	(0.28	%)+	(0.45%)		0.03%	(0.77%)	(1.20%)	(1.40%)
After fees waived/
recouped and
expenses absorbed	(0.06	%)+	(0.42%)		0.05%	(0.77%)	(1.12%)	(1.15%)

(1)	Net investment income per share calculated using the average shares outstanding.
*	Less than $0.01 per share.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve through investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,”

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At September 30, 2014, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund records transfers at the end of each reporting period.

The following is a summary of the inputs used to value the Fund’s investments as of the six months ended September 30, 2014. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$96,035,129	$—	$—	$96,035,129
Real Estate
Investment Trusts	4,340,482	—	—	4,340,482
Exchange-
Traded Funds	12,921,410	—	—	12,921,410
Short-Term
Investments	2,180,939	—	—	2,180,939
Total Investments
in Securities	$115,477,960	$—	$—	$115,477,960

The Fund did not record any transfers into or out of Levels 1, 2 or 3 for the six months ended September 30, 2014.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

As of September 30, 2014, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

I.
Recent Accounting Pronouncements.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15,

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 2014, the Fund incurred $553,925 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.39% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The amount of fees waived by the Adviser is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $164,666.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Date of Expiration	Amount
March 31, 2016	$13,576
March 31, 2017	31,661
March 31, 2018	119,429
Total	$164,666

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the fund.  Fees incurred by the Fund for Administration and Chief Compliance Officer services for the six months ended September 30, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian.   Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2014, fees paid by the Fund for Distributions are $138,481.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2014, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $115,591,881 and $92,642,230 respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2014.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:

Cost of investments (a)	$114,225,065
Gross tax unrealized appreciation	4,885,504
Gross tax unrealized depreciation	(3,632,609)
Net tax unrealized appreciation	$1,252,895

(a)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the Fund’s previous fiscal year-end.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2014. The tax character of distributions paid during the year ended March 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$10,637,099
Capital Gains	4,346,847
Total	$14,983,946

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$3,274,270
Undistributed ordinary income	5,929,699
Undistributed long-term capital gain	1,130,938
Total distributable earnings	7,060,637
Other accumulated gains/ (losses)	(95,481)
Total accumulated earnings/ (losses)	$10,239,426

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. At September 30, 2014, the

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

maximum line of credit was $6,000,000.  For the six months ended September 30, 2014, the Fund did not draw on the line of credit.  At September 30, 2014, the Fund had no credit line payable balance.

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED)

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and NorthCoast Asset Management, LLC (the “Adviser”) for the CAN SLIM® Select Growth Fund (the “Fund”).  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources,

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED) (CONTINUED)

investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board also took into account the Adviser’s explanation that it believes the Fund’s Morningstar peer group classification is incorrect as it does not accurately represent the Adviser’s mandate for the Fund.  In this regard, the Board also reviewed the Fund’s performance against a Morningstar peer group that the Adviser considered more appropriate given the Fund’s investment mandate.

The Board noted that the Fund significantly underperformed the median and average of its peer group (as classified by Morningstar) for the one-year, three-year and five year periods.  The Board noted that the Fund significantly outperformed the median and average of the peer group selected by the Adviser for the one-year, three-year and five-year periods.

The Board also considered the Fund’s outperformance compared to its similarly managed accounts for the one-year, three-year and five-year periods.
The Board also considered the performance of the Fund against broad-based securities market benchmarks.

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED) (CONTINUED)

3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.39% for the Fund (the “Expense Cap”).  The Board noted that both the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its peer group median and average.  The Board concluded that the fees paid to the Adviser were not unreasonable.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were generally in line with or lower than the fees charged by the Adviser to its similarly managed separate accounts.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED) (CONTINUED)

Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly the Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® Select Growth Fund

information about proxy voting
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

information about the portfolio holdings
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

information about the fund’s trustees
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

information about householding
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

privacy notice
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     November 25, 2014

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     November 26, 2014

* Print the name and title of each signing officer under his or her signature.